Fixed assets - Advances for vessels under construction - related party (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	$ 66,641
Balance as at end of period,	18,172	$ 66,641
Related party
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	66,641	0
Additions		66,641
Transfer to vessels	(48,469)
Balance as at end of period,	$ 18,172	$ 66,641